Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2026
Registrant Name	dei_EntityRegistrantName	MFS® ACTIVE EXCHANGE TRADED FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0002018846
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2026
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	May 19, 2026
MFS Active International Value ETF | MFS Active International Value ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIVL
MFS Blended Research Small-Mid Cap ETF | MFS Blended Research Small-Mid Cap ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRSM